Risk management - Leverage ratio (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Risk management
Loans and borrowings (Note 19)		$ 38,239,139	$ 38,062,645
Cash and cash equivalents (Note 6)		(7,075,758)	(6,311,744)	$ (7,945,885)	$ (8,410,467)
Other financial assets (Note 9)		(4,979,292)	(8,147,815)
Net financial debt		26,184,089	23,603,086
Equity (Note 23)		$ 58,231,628	$ 57,107,780	$ 48,215,699	$ 43,560,501
Leverage	[1]	31.02%	29.24%

[1]	Leverage = Net financial debt / (Net financial debt + Equity)